Account Payables and Accrued Expenses - Principal amounts lease Liablities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Account Payables and Accrued Expenses
Current liabilities	$ 291	$ 384
Non-current liabilities	476	$ 791
Total lease liabilities	$ 767